Redeemable Noncontrolling Interest (Notes)	12 Months Ended
Dec. 31, 2014
Statement of Financial Position [Abstract]
Noncontrolling Interest Disclosure [Text Block]
REDEEMABLE NONCONTROLLING INTERESTS:
The noncontrolling interest holders in one of Sunoco Logistics’ consolidated subsidiaries have the option to sell their interests to Sunoco Logistics.  In accordance with applicable accounting guidance, the noncontrolling interest is excluded from total equity and reflected as redeemable interest on ETP’s consolidated balance sheet as of December 31, 2014.